UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2018 to August 31, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2018

Voya Prime Rate Trust

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2018

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	22
Shareholder Meeting Information	55
Additional Information	56

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF August 31, 2018
Net Assets	$837,036,149
Total Assets	$1,255,809,337
Assets Invested in Senior Loans	$1,218,522,427
Senior Loans Represented	485
Average Amount Outstanding per Loan	$2,512,417
Industries Represented	40
Average Loan Amount per Industry	$30,463,061
Portfolio Turnover Rate (YTD)	40%
Weighted Average Days to Interest Rate Reset	31
Average Loan Final Maturity	65 months
Total Leverage as a Percentage of Total Assets	26.57%

PERFORMANCE SUMMARY

The Trust declared $0.07 of dividends during the second fiscal quarter and $0.14 during the six months ended August 31, 2018. Based on the average month-end net asset value ("NAV") per share of $5.65 for the second fiscal quarter and $5.67 for the six-month period, the annualized distribution rate(1) was 5.14% for the second fiscal quarter and 4.96% for the six-month period. The Trust's total return for the second fiscal quarter, based on NAV(4), was 1.45%(2) versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(3) of 1.26% for the same quarter. For the six months ended August 31, 2018, the Trust's total return, based on NAV(4), was 2.24(2), versus a total return on the Index of 2.14%. The total market value return(5) for the Trust's Common Shares during the second fiscal quarter was (1.33)% and for the six months period ended August 31, 2018 was (1.00)%.

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(2)  Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by the investment adviser. Had all fees and expenses been considered, the total returns would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(4)  Total investment return at NAV has been calculated assuming a purchase at NAV at the beginning of each period and a sale at NAV at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(5)  Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Market Review: In the first six months of the Trust's fiscal year, the loan market, as represented by the Index gained 2.14%. Total return was due exclusively to interest carry, as the average bid of the Index slipped 59 basis points ("bp", 0.59%) to end the period at 98.32. Mergers and acquisition activity led to the continuing strong wave of new institutional loan issuance; total volume for the six-month period was approximately $243 billion, while the $145 billion achieved in the second calendar quarter was the third-highest quarterly figure on record. Demand remained healthy, buoyed by robust collateralized loan obligation ("CLO") issuance and persistent retail interest in floating-rate assets. Drilling further into the former segment, CLO issuance totaled a significant $71.1 billion for the reporting period. It currently stands at $92.4 billion year-to-date, in line with if not exceeding earlier projections.

Performance across rating cohorts remained largely a function of coupon. As is typical, however, credit-specific price movement did have an impact on lower-rated segments of the market. For the period, single Bs and BBs returned 2.24% and 1.83%, respectively, and CCCs returned 4.08%. The year-to-date differential is similar, with CCC loans returning 6.94% compared to B and BB loans at 2.66% and 3.50%, respectively.

From a fundamental perspective, default activity remained relatively low during the period. The trailing 12-month index default rate, as measured by principal amount, ended August at 1.99%.

Portfolio Specifics: The Trust outperformed the Index over the six-month period. Selection in the electronics/electrical sector contributed the most to performance; of particular note was an overweight to 4L Holdings, which rose on the back of better year-over-year results. Selection in the food products and lodging and casinos sectors also added value. By contrast, the Trust's selection in the oil and gas, nonferrous metals/minerals and surface transport sectors detracted from performance. Not holding Clear Channel Communications Inc., a company in the radio and television sector that is in bankruptcy, contributed to relative performance. This contribution, however, was offset by holding discount retailer Save-A-Lot Food Stores Ltd., which reported results that were below expectations. An ongoing strategic underweight to CCC-rated loans detracted from relative performance, given the cohort's outperformance vs. the higher-quality segment of the Index. Additionally, the use of leverage was a benefit to performance in a period of relatively stable loan prices. Leverage was in line with historical levels and continues to be evaluated in conjunction with both fundamental risk and short-term technical price movements.

TOP TEN LOAN ISSUERS
AS OF AUGUST 31, 2018
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
BMC	1.6%	2.4%
ASURION LLC	1.5%	2.2%
Reynolds Group Holdings, Inc.	0.8%	1.3%
GATES GLOBAL LLC	0.8%	1.1%
STARS GROUP HOLDINGS BV	0.7%	1.1%
Sedgwick Claims Management Services, Inc.	0.7%	1.1%
Acrisure LLC	0.7%	1.0%
Scientific Games International, Inc.	0.7%	1.0%
Albertson's LLC	0.7%	1.0%
Change Healthcare Holdings LLC	0.7%	1.0%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2018
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	12.9%	19.4%
Business Equipment & Services	11.9%	17.9%
Health Care	10.1%	15.1%
Telecommunications	5.3%	8.0%
Insurance	4.9%	7.4%
Retailers (Except Food & Drug)	4.7%	7.1%
Containers & Glass Products	4.6%	7.0%
Leisure Good/Activities/Movies	4.3%	6.5%
Chemicals & Plastics	3.7%	5.6%
Automotive	3.5%	5.3%

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

The Trust continues to be well diversified, with 388 individual issuers and 35 different industry sectors represented. The average issuer exposure at period-end stood at 0.26% of assets under management ("AUM"), while the average industry exposure closed the period at 2.86% of AUM. Both measures were relatively unchanged from the prior reporting period.

Current Strategy and Outlook: According to S&P, the index share of loans priced at par or higher remained subdued in August, at 47%. This was above the recent low of 24% in June but far below the 75% level seen in early 2018, when it triggered a major repricing wave. Furthermore, the average bid of loans priced at par or higher was 100.45 in August, just 7 bp (0.07%) above the July mark, which was the lowest since September 2016. Barring any major geopolitical event, we remain fairly optimistic about the loan market outlook due to the encouraging data set, strong growth expectations for the U.S. economy and a benign credit environment.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
September 24, 2018

Ratings Distribution as of August 31, 2018
Ba	25.39%
B	70.19%
Caa and below	4.42%
Not rated*	0.00%

Loan ratings apply to the underlying holdings of the Trust and not the Trust itself. Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2018
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	5.31%	5.02%	4.88%	5.57%
Based on Market Value	1.23%	4.42%	1.83%	5.76%
S&P/LSTA Leveraged Loan Index	4.88%	4.85%	4.04%	5.40%

The table above illustrates the total return of the Trust against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 336-3436 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2018	5.00%	5.14%	5.86%	5.30%	6.02%
May 31, 2018	4.75%	4.90%	5.42%	4.98%	5.51%
February 28, 2018	4.50%	4.69%	5.17%	4.85%	5.34%
November 30, 2017	4.25%	4.47%	4.99%	4.66%	5.20%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

In pursuit of its investment objectives, the Trust may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Derivative Risk: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Trust. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Trust and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Trust may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Trust to the risk of improper valuation.

Credit Risk: Prices of the Trust's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Trust invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

Market interest rates in the United States are at or near historic lows, which may increase the Trust's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. The Trust is subject to certain restrictions imposed by lenders to the Trust and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Trust. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Trust by the 1940 Act. These restrictions could impede the manager from fully managing the Trust's portfolio in accordance with the Trust's investment objective and policies.

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2018 (Unaudited)

ASSETS:
Investments in securities at fair value (Cost $1,229,760,137)	$1,220,980,537
Cash	483,372
Foreign currencies at value (Cost $2,181,441)	2,182,896
Receivables:
Investment securities sold	27,573,802
Interest	3,783,312
Unrealized appreciation on forward foreign currency contracts	742,430
Prepaid expenses	19,030
Reimbursement due from manager	10,560
Other assets	33,398
Total assets	1,255,809,337
LIABILITIES:
Notes payable	333,700,000
Payable for investment securities purchased	81,599,230
Accrued interest payable	490,535
Payable for investment management fees	1,051,857
Payable to trustees under the deferred compensation plan (Note 6)	33,398
Accrued trustee fees	11,324
Unfunded loan commitments (Note 7)	1,681,303
Other accrued expenses	205,541
Total liabilities	418,773,188
NET ASSETS	$837,036,149
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$5.66
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$923,642,409
Distributions in excess of net investment income or accumulated net investment loss	(2,031,737)
Accumulated net realized loss	(76,571,286)
Net unrealized depreciation	(8,003,237)
NET ASSETS	$837,036,149

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2018 (Unaudited)

INVESTMENT INCOME:
Interest	$31,770,509
Other fees	464,292
Total investment income	32,234,801
EXPENSES:
Investment management fees	6,153,083
Transfer agent fees	44,396
Interest expense	4,919,584
Custody and accounting expense	290,118
Professional fees	106,214
Shareholder reporting expense	122,802
Trustees fees	16,712
Miscellaneous expense	107,348
Total expenses	11,760,257
Waived and reimbursed fees	(48,240)
Net expenses	11,712,017
Net investment income	20,522,784
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(10,912,013)
Forward foreign currency contracts	3,726,872
Foreign currency related transactions	1,201,753
Net realized loss	(5,983,388)
Net change in unrealized appreciation (depreciation) on:
Investments	2,241,234
Forward foreign currency contracts	79,014
Foreign currency related transactions	166,804
Net change in unrealized appreciation (depreciation)	2,487,052
Net realized and unrealized loss	(3,496,336)
Increase in net assets resulting from operations	$17,026,448

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
FROM OPERATIONS:
Net investment income	$20,522,784	$38,492,144
Net realized loss	(5,983,388)	(10,372,004)
Net change in unrealized appreciation (depreciation)	2,487,052	(1,625,595)
Increase in net assets resulting from operations	17,026,448	26,494,545
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(20,764,153)	(36,434,429)
From return of capital	—	(6,423,979)
Decrease in net assets from distributions to common shareholders	(20,764,153)	(42,858,408)
Net increase (decrease) in net assets	(3,737,705)	(16,363,863)
NET ASSETS:
Beginning of year or period	840,773,854	857,137,717
End of year or period including distributions in excess of net investment income of accumulated net investment loss of $(2,031,737) and $(1,790,368), respectively	$837,036,149	$840,773,854

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2018 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$31,949,336
Facility fees paid	(524)
Other income received	628,847
Interest paid	(4,722,243)
Other operating expenses paid	(6,533,594)
Purchases of securities	(479,431,880)
Proceeds on sale of securities	467,656,429
Net cash provided by operating activities	9,546,371
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(20,764,153)
Proceeds from notes payable	177,100,000
Repayment of notes payable	(165,500,000)
Net cash flows used in financing activities	(9,164,153)
Net increase	382,218
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	2,249
Cash and foreign currency balance
Net increase in cash	384,467
Cash and foreign currency at beginning of period	2,281,801
Cash and foreign currency at end of period	$2,666,268
Reconciliation of Net decrease in Net Assets Resulting from Operations To Net Cash used by Operating Activities:
Net increase in net assets resulting from operations	$17,026,448
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities:
Change in unrealized appreciation or depreciation on investments	(2,241,234)
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(79,014)
Change in unrealized appreciation or depreciation on other assets and liabilities	(166,804)
Accretion of discounts on investments	(881,192)
Amortization of premiums on investments	343,541
Net realized loss on sale of investments and foreign currency related transactions	5,983,388
Purchases of securities	(479,431,880)
Proceeds on sale of securities	467,656,429
Decrease in interest and other receivable	716,478
Increase in prepaid expenses	(524)
Increase in reimbursement due from manager	(5,924)
Increase in accrued interest payable	197,341
Increase in payable for investment management fees	120,680
Increase in unfunded loan commitments	492,941
Increase in accrued trustees fees	2,889
Decrease in other accrued expenses	(187,192)
Total adjustments	(7,480,077)
Net cash provided by operating activities	$9,546,371

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance											Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders		Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
08-31-18+	5.69	0.14	(0.03)	—		—	0.11	(0.14)	—	(0.14)	5.66	4.98	2.24		(1.00)		2.79	1.62	2.78	4.87	837,036	40
02-28-18	5.80	0.30	(0.12)	—		—	0.18	(0.25)	(0.04)	(0.29)	5.69	5.17	3.62		(2.31)		2.55	1.64	2.54	4.58	840,774	89
02-28-17	5.36	0.31	0.45	—		—	0.76	(0.32)	—	(0.32)	5.80	5.59	14.93		28.24		2.24	1.62	2.24	5.44	857,138	67
02-29-16	5.93	0.32	(0.56)	—		—	(0.24)	(0.33)	—	(0.33)	5.36	4.63	(3.72)		(10.17)		2.08	1.61	2.08	5.54	792,177	44
02-28-15	6.08	0.33	(0.13)	—		—	0.20	(0.35)	—	(0.35)	5.93	5.49	3.83		(0.44)		2.10	1.64	2.09	5.58	876,412	68
02-28-14	6.02	0.40	0.07	—		—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15		(4.04)		2.15	1.65	2.15	6.47	898,254	96
02-28-13	5.79	0.46	0.19	—		—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	6.08	0.35	(0.32)	(0.00	)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	5.72	0.30	0.38	(0.00	)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	3.81	0.28	1.95	(0.00	)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70		81.66		1.99 (6)	1.77 (6)	1.93	5.56	830,785	38
02-28-09	6.11	0.46	(2.29)	(0.06)		—	(1.89)	(0.41)	—	(0.47)	3.81	3.50	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10

(1)  Total investment return calculations are attributable to Common Shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

+  Unaudited.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common Shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
08-31-18+	1.16	2.01	2.00	3.50	—	—	4	333,700	3,508	325,702	147,788
02-28-18	1.16	1.81	1.80	3.25	—	—	4	322,100	3,610	343,074	147,788
02-28-17	1.16	1.60	1.60	3.88	—	—	4	331,100	3,589	337,209	147,788
02-29-16	1.15	1.50	1.50	3.98	—	—	3	324,300	3,443	331,738	147,788
02-28-15	1.16	1.49	1.48	3.95	—	—	4	323,500	3,709	362,490	147,788
02-28-14	1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and Preferred Shares expressed in relation to each $1,000 of borrowings and Preferred Shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any Preferred Shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and Preferred Shares, expressed in relation to the per share liquidation price of the Preferred Shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

+  Unaudited.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests at least 80% of its assets (plus borrowings for investment purposes) in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Trust. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Trust is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of the Trust is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of the Trust is calculated by dividing the value of the Trust's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Trust is closed for business, Trust shares will not be priced and the Trust does not transact purchase and redemption orders. To the extent the Trust's assets are traded in other markets on days when the Trust does not price its shares, the value of the Trust's assets will likely change and you will not be able to purchase or redeem shares of the Trust.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Trust will determine a fair value for the relevant asset in accordance with procedures adopted by the Trust's Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC") market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Trust's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Trust may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Trust's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Trust. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Trust's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Trust.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Trust has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the period ended August 31, 2018, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $60,993,482. Please refer to the table following the Portfolio of Investments for open forward foreign currency contracts to sell at August 31, 2018.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Trust may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

J.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

K.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2018, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $509,572,997 and $486,435,005, respectively. At August 31, 2018, the Trust held senior loans valued at $1,218,522,427 representing 99.8% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and Preferred Shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Trust has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Trust. The Investment Adviser oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Trust's managed assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Trust and is paid by the Investment Adviser based on the average daily net assets of the Trust. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2018, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2019	2020	2021	Total
$3,385	$11,528	$111,866	$126,779

The expense limitation agreement is contractual through July 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Trust purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — COMMITMENTS

Effective July 16, 2018, the Trust has entered into a $414 million 364-day revolving credit agreement which matures July 15, 2019, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at August 31, 2018, was $334 million. The weighted average interest rate on outstanding borrowings at August 31, 2018 was 3.02%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 26.57% of total assets at August 31, 2018. Average borrowings

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

for the period ended August 31, 2018 were $325,701,630 and the average annualized interest rate was 3.00% excluding other fees related to the unused portion of the facility, and other fees.

As of August 31, 2018, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Convergint Technologies LLC	$8,661
DentalCorp Perfect Smile ULC	290,379
Mavis Tire Express Services Corp.	528,733
Nidda Healthcare Holdings AG	413,236
Pearl Intermediate Parent LLC	440,294
Total	$1,681,303

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2018, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/30/2015	25,000,000	22,368,558
6/30/2015	5,000,000	5,000,000

As of August 31, 2018 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2018, the Trust held no subordinated loans or unsecured loans.

NOTE 10 — CAPITAL SHARES

There was no capital shares activity during the period ended August 31, 2018 and during the year ended February 28, 2018.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2018	Year Ended February 28, 2018
Ordinary Income	Ordinary Income	Return of Capital
$20,764,153	$36,434,429	$6,423,979

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2018 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Late Year	Post-October	Unrealized	Capital Loss Carryforwards
Ordinary Losses	Capital Losses	Appreciation/
Deferred	Deferred	(Depreciation)	Amount	Character	Expiration
$(1,104,693)	$(1,024,622)	$(11,183,395)	$(24,760,715)	Short-term	2019
			(44,772,243)	Long-term	None
$(69,532,958)

The Trust's major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2018, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to August 31, 2018, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0250	8/31/18	9/10/18	9/24/18
$0.0245	9/28/18	10/10/18	10/22/18

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 145.6%
	Aerospace & Defense: 1.8%
1,000,000	KBR, Inc. Term Loan B, 5.815%, (US0001M + 3.750%), 04/25/25	$1,010,000	0.1
6,920,275	Maxar Technologies Ltd. Term Loan B, 4.830%, (US0001M + 2.750%), 10/04/24	6,791,759	0.9
2,440,883	TransDigm, Inc. 2018 Term Loan E, 4.576%, (US0001M + 2.500%), 05/30/25	2,438,913	0.3
3,072,315	TransDigm, Inc. 2018 Term Loan F, 4.576%, (US0001M + 2.500%), 06/09/23	3,071,371	0.4
1,267,232	TransDigm, Inc. 2018 Term Loan G, 4.576%, (US0001M + 2.500%), 08/22/24	1,266,539	0.1
		14,578,582	1.8
	Auto Components: 0.4%
3,554,188	Broadstreet Partners, Inc. 2018 Term Loan B, 5.326%, (US0001M + 3.250%), 11/08/23	3,558,630	0.4
	Automotive: 5.3%
3,090,750	American Axle and Manufacturing, Inc. Term Loan B, 4.373%, (US0002M + 2.250%), 04/06/24	3,093,971	0.4
1,746,225	Belron Finance US LLC USD Term Loan B, 4.843%, (US0003M + 2.500%), 11/07/24	1,753,318	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,867,869	Bright Bidco B.V. 2018 Term Loan B, 5.751%, (US0001M + 3.500%), 06/30/24	$4,837,444	0.6
	2,896,140	Dealer Tire, LLC 2017 Term Loan B, 5.695%, (US0006M + 3.250%), 12/22/21	2,809,256	0.3
	4,255,763	Dynacast International LLC Term Loan B2, 5.584%, (US0003M + 3.250%), 01/28/22	4,245,124	0.5
	1,626,040	Federal-Mogul Holdings Corporation New Term Loan C, 5.815%, (US0001M + 3.750%), 04/15/21	1,632,476	0.2
EUR	1,185,045	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,379,409	0.1
	8,292,618	Gates Global LLC 2017 USD Repriced Term Loan B, 5.084%, (US0003M + 2.750%), 04/01/24	8,342,374	1.0
	1,922,832	KAR Auction Services, Inc. Term Loan B5, 4.625%, (US0001M + 2.500%), 03/09/23	1,933,046	0.2
	1,135,000	L&W, Inc. 2018 Term Loan B, 6.066%, (US0001M + 4.000%), 05/22/25	1,147,059	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Automotive (continued)
3,486,681		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.327%, (US0001M + 3.250%), 03/20/25	$3,475,785	0.4
559,503	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.327%, (US0001M + 3.250%), 03/20/25	557,755	0.1
298,117		NN, Inc. 2016 Term Loan B, 5.826%, (US0001M + 3.750%), 10/19/22	297,791	0.1
285,000		NN, Inc. 2017 Term Loan, 5.326%, (US0001M + 3.250%), 04/02/21	284,688	0.0
1,543,951		Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.076%, (US0001M + 4.000%), 05/22/24	1,548,776	0.2
3,110,000		Tenneco, Inc. 2018 Term Loan, 4.956%, (US0003M + 2.750%), 06/18/25	3,110,952	0.4
2,970,000		Truck Hero, Inc. 1st Lien Term Loan, 5.816%, (US0001M + 3.750%), 04/21/24	2,976,682	0.4
1,025,000		Truck Hero, Inc. 2nd Lien Term Loan, 10.316%, (US0001M + 8.250%), 04/21/25	1,032,688	0.1
			44,458,594	5.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Beverage & Tobacco: 0.2%
1,835,000	Refresco Group BV USD Term Loan B3, 5.564%, (US0003M + 3.250%), 03/28/25	$1,828,119	0.2
	Brokers, Dealers & Investment Houses: 0.2%
1,912,489	Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.080%, (US0001M + 6.000%), 03/24/25	1,950,739	0.2
	Building & Development: 3.7%
2,065,795	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.580%, (US0001M + 2.500%), 03/24/24	2,069,022	0.3
1,344,838	Core & Main LP 2017 Term Loan B, 5.307%, (US0003M + 3.000%), 08/01/24	1,352,394	0.2
1,696,437	Forterra Finance, LLC 2017 Term Loan B, 5.076%, (US0001M + 3.000%), 10/25/23	1,592,883	0.2
930,000	Foundation Building Materials, LLC 2018 Term Loan B, 5.313%, (US0003M + 3.250%), 08/13/25	932,906	0.1
1,835,400	GYP Holdings III Corp. 2018 Term Loan B, 4.826%, (US0001M + 2.750%), 06/01/25	1,824,694	0.2
1,896,125	Henry Company LLC Term Loan B, 6.076%, (US0001M + 4.000%), 10/05/23	1,910,346	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Building & Development (continued)
	1,130,000	Interior Logic Group, Inc. 2018 Term Loan B, 6.342%, (US0003M + 4.000%), 05/30/25	$1,133,531	0.1
EUR	1,000,000	LSF10 Impala Investments S.a r.l. 2018 EUR Term Loan B, 4.750%, (EUR003M + 4.750%), 07/31/25	1,162,685	0.1
	1,729,116	Minimax GmbH & Co. KG 2018 USD Term Loan B, 5.076%, (US0001M + 3.000%), 07/31/25	1,741,004	0.2
	4,725,000	Pisces Midco, Inc. 2018 Term Loan, 6.087%, (US0003M + 3.750%), 04/12/25	4,749,570	0.6
	2,310,060	Quikrete Hldgs Inc Term Loan, 4.826%, (US0001M + 2.750%), 11/15/23	2,310,203	0.3
	553,613	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 01/23/25	555,573	0.1
	3,365,000	SRS Distribution Inc. 2018 1st Lien Term Loan, 5.441%, (US0003M + 3.250%), 05/23/25	3,302,206	0.4
	2,026,566	Werner FinCo LP 2017 Term Loan, 6.082%, (US0003M + 4.000%), 07/24/24	1,991,101	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,265,615	Wilsonart LLC 2017 Term Loan B, 5.590%, (US0003M + 3.250%), 12/19/23	$2,274,920	0.3
EUR	1,599,655	Xella International GmbH 2017 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 04/11/24	1,850,765	0.2
			30,753,803	3.7
		Business Equipment & Services: 17.9%
	1,707,852	Acosta Holdco, Inc. 2015 Term Loan, 5.326%, (US0001M + 3.250%), 09/26/21	1,336,394	0.2
	396,138	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 07/23/21	372,072	0.1
	1,400,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 8.576%, (US0001M + 6.500%), 07/25/22	1,190,000	0.1
	6,626,175	AlixPartners, LLP 2017 Term Loan B, 4.826%, (US0001M + 2.750%), 04/04/24	6,646,881	0.8
	1,905,000	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.586%, (US0001M + 3.250%), 07/20/20	1,916,312	0.2
EUR	1,350,638	Altran Technologies S.A. EUR 1st Lien Term Loan, 2.750%, (EUR003M + 2.750%), 03/20/25	1,564,270	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	120,000	American Traffic Solutions, Inc. 2018 2nd Lien Term Loan, 9.825%, (US0001M + 7.750%), 02/23/26	$122,550	0.0
	1,453,125	Array Canada Inc. Term Loan B, 7.334%, (US0003M + 5.000%), 02/10/23	1,426,787	0.2
	1,890,713	Ascend Learning, LLC 2017 Term Loan B, 5.076%, (US0001M + 3.000%), 07/12/24	1,889,826	0.2
	573,210	ASP MCS Acquisition Corp. Term Loan B, 7.084%, (US0003M + 4.750%), 05/18/24	511,590	0.1
EUR	1,000,000	Assystem SA EUR Term Loan, 4.250%, (EUR001W + 4.250%), 09/27/24	1,162,056	0.1
	1,274,852	Big Ass Fans, LLC 2018 Term Loan, 6.084%, (US0003M + 3.750%), 05/21/24	1,285,609	0.2
EUR	1,135,000	Blitz F18-675 GmbH 2018 EUR Term Loan B2, 3.750%, (EUR002M + 3.750%), 07/31/25	1,322,118	0.2
	2,228,250	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.326%, (US0001M + 3.250%), 10/03/23	2,231,314	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,287,000		Colorado Buyer Inc Term Loan B, 5.090%, (US0003M + 3.000%), 05/01/24	$1,292,898	0.2
806,366		Convergint Technologies LLC 2018 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 02/03/25	801,830	0.1
86,613	(1)	Convergint Technologies LLC 2018 Delayed Draw Term Loan, 5.076%, (US0001M + 3.000%), 02/03/25	86,126	0.0
395,000		Convergint Technologies LLC 2018 Incremental Term Loan, 5.076%, (US0001M + 3.000%), 02/03/25	392,778	0.0
1,732,182		DTI Holdco, Inc. 2018 Term Loan B, 6.945%, (US0002M + 4.750%), 09/30/23	1,733,807	0.2
4,713,536		EIG Investors Corp. 2018 1st Lien Term Loan, 6.060%, (US0001M + 3.750%), 02/09/23	4,738,575	0.6
594,015		Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.576%, (US0001M + 3.500%), 06/28/24	598,470	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	1,584,046	Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 5.584%, (US0003M + 3.250%), 07/19/24	$1,583,056	0.2
	190,121	Engineered Machinery Holdings, Inc. USD 2nd Lien Term Loan, 9.584%, (US0003M + 7.250%), 07/18/25	188,695	0.0
	2,659,042	EVO Payments International LLC 2018 1st Lien Term Loan, 5.330%, (US0001M + 3.250%), 12/22/23	2,668,599	0.3
	4,426,550	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.834%, (US0003M + 3.500%), 08/01/24	4,365,685	0.5
EUR	1,482,447	Foncia Groupe 2016 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 09/07/23	1,724,192	0.2
	1,035,000	FrontDoor Inc 2018 Term Loan B, 4.706%, (US0003M + 2.500%), 08/14/25	1,038,881	0.1
	997,994	Garda World Security Corporation 2017 Term Loan, 5.800%, (US0003M + 3.500%), 05/24/24	1,002,048	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,311,713	GreenSky Holdings, LLC 2018 Term Loan B, 5.375%, (US0001M + 3.250%), 03/29/25	$1,323,190	0.2
EUR	992,500	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 3.500%, (EUR003M + 3.500%), 06/20/23	1,154,565	0.2
	3,475,248	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.584%, (US0003M + 3.250%), 06/16/23	3,496,534	0.4
EUR	1,272,015	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR001M + 3.250%), 11/21/24	1,462,879	0.2
	1,030,000	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.206%, (US0003M + 4.000%), 11/21/24	1,026,459	0.1
	1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.087%, (US0003M + 8.750%), 04/01/22	1,788,678	0.2
	3,008,747	IQOR US Inc. Term Loan B, 7.337%, (US0003M + 5.000%), 04/01/21	2,742,975	0.3
	6,001,705	KUEHG Corp.. 2017 1st Lien Term Loan, 6.084%, (US0003M + 3.750%), 08/13/22	6,018,960	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	1,685,775	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.325%, (US0001M + 3.250%), 03/13/25	$1,689,989	0.2
	1,250,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.735%, (US0003M + 7.500%), 03/13/26	1,256,250	0.1
	1,154,138	LegalZoom.com, Inc. 1st Lien Term Loan, 6.316%, (US0001M + 4.250%), 11/21/24	1,167,843	0.1
	4,324,108	Misys (Finastra) - Term Loan B 1L, 5.576%, (US0001M + 3.500%), 06/13/24	4,310,595	0.5
EUR	1,646,831	Misys (Finastra) Europe SA EUR 1st Lien Term Loan, 4.250%, (EUR001M + 3.250%), 06/13/24	1,925,598	0.3
	1,050,000	Misys (Finastra) USD 2nd Lien Term Loan, 9.326%, (US0001M + 7.250%), 06/13/25	1,034,512	0.1
	4,079,225	NeuStar, Inc. 2018 Term Loan B4, 5.575%, (US0001M + 3.500%), 08/08/24	4,093,502	0.5
	439,878	NeuStar, Inc. 2nd Lien Term Loan, 10.076%, (US0001M + 8.000%), 08/08/25	432,455	0.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,877,763	NVA Holdings, Inc. Term Loan B3, 4.826%, (US0001M + 2.750%), 02/02/25	$5,866,742	0.7
900,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.593%, (US0003M + 7.250%), 08/01/25	883,500	0.1
4,558,575	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 12/20/24	4,542,050	0.5
3,104,902	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 05/01/25	3,121,072	0.4
205,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.581%, (US0001M + 7.500%), 05/01/26	207,563	0.0
490,000	Pricewaterhouse Coopers LLP 2018 Term Loan, 5.326%, (US0001M + 3.250%), 05/01/25	492,450	0.1
573,563	Prometric Holdings, Inc. 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 01/29/25	573,384	0.1
2,272,650	Red Ventures, LLC 1st Lien Term Loan, 6.076%, (US0001M + 4.000%), 11/08/24	2,301,413	0.3
737,500	Red Ventures, LLC 2nd Lien Term Loan, 10.076%, (US0001M + 8.000%), 11/08/25	755,937	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
250,000	Renaissance Learning, Inc. 2018 2nd Lien Term Loan, 9.334%, (US0003M + 7.000%), 05/29/26	$250,313	0.0
1,420,000	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.584%, (US0003M + 3.250%), 05/30/25	1,419,112	0.2
1,706,425	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.864%, (US0003M + 5.500%), 12/20/24	1,700,026	0.2
1,454,013	Sandvine Corporation Term Loan B, 7.825%, (US0001M + 5.750%), 09/21/22	1,470,370	0.2
2,445,597	Solera Holdings, Inc. USD Term Loan B, 4.826%, (US0001M + 2.750%), 03/03/23	2,446,568	0.3
4,277,029	Spin Holdco Inc. 2017 Term Loan B, 5.589%, (US0003M + 3.250%), 11/14/22	4,295,741	0.5
2,065,000	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.590%, (US0003M + 4.250%), 07/30/25	2,090,813	0.2
4,940,225	Staples, Inc. 2017 Term Loan B, 6.343%, (US0003M + 4.000%), 09/12/24	4,935,077	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,209,349	Stiphout Finance LLC USD 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 10/26/22	$2,231,443	0.3
	1,940,400	SurveyMonkey Inc. 2017 Term Loan, 6.580%, (US0001M + 4.500%), 04/13/24	1,947,628	0.2
	679,936	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 5.580%, (US0001M + 3.500%), 08/28/24	680,502	0.1
	401,963	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 5.826%, (US0001M + 3.750%), 08/25/24	404,391	0.0
	3,615,000	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.322%, (US0003M + 4.000%), 08/20/25	3,627,428	0.4
	485,000	Verifone Systems, Inc. 2018 2nd Lien Term Loan, 10.322%, (US0003M + 8.000%), 08/20/26	485,000	0.1
EUR	4,255,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	4,916,356	0.6
	3,102,988	Verra Mobility Corporation 2018 1st Lien Term Loan, 5.825%, (US0001M + 3.750%), 02/28/25	3,125,614	0.4
	4,305,000	Verscend Holding Corp. 2018 Term Loan B, 6.706%, (US0001M + 4.500%), 08/27/25	4,338,631	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	6,116,775	West Corporation 2017 Term Loan, 6.076%, (US0001M + 4.000%), 10/10/24	$6,083,641	0.7
	1,865,000	West Corporation 2018 Term Loan B1, 5.576%, (US0001M + 3.500%), 10/10/24	1,854,897	0.2
	2,335,000	Yak Access, LLC 2018 1st Lien Term Loan B, 7.067%, (US0001M + 5.000%), 07/02/25	2,264,950	0.3
	525,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.067%, (US0001M + 10.000%), 06/13/26	500,062	0.0
			149,931,077	17.9
		Cable & Satellite Television: 4.0%
	1,965,125	CSC Holdings LLC, 4.314%, (US0001M + 2.250%), 07/17/25	1,962,042	0.2
	3,720,675	CSC Holdings, LLC 2018 Term Loan B, 4.564%, (US0001M + 2.500%), 01/25/26	3,717,576	0.5
EUR	987,500	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 07/31/25	1,123,673	0.1
	4,740,000	Numericable Group SA USD Term Loan B11, 4.825%, (US0001M + 2.750%), 07/31/25	4,522,254	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	7,230,589	Radiate Holdco, LLC 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 02/01/24	$7,193,988	0.9
	1,731,679	Telesat Canada Term Loan B4, 4.840%, (US0003M + 2.500%), 11/17/23	1,736,874	0.2
	2,915,190	UPC Financing Partnership USD Term Loan AR, 4.563%, (US0001M + 2.500%), 01/15/26	2,908,683	0.3
	4,125,000	Virgin Media Bristol LLC Term Loan K, 4.563%, (US0001M + 2.500%), 01/15/26	4,127,900	0.5
	5,885,761	WideOpenWest Finance LLC 2017 Term Loan B, 5.310%, (US0001M + 3.250%), 08/18/23	5,749,652	0.7
			33,042,642	4.0
		Chemicals & Plastics: 5.6%
EUR	1,228,116	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	1,425,091	0.2
	1,762,088	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.567%, (US0003M + 3.250%), 09/13/23	1,775,303	0.2
	1,327,548	Allnex USA, Inc. USD Term Loan B3, 5.567%, (US0003M + 3.250%), 09/13/23	1,337,505	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
	2,641,300	Alpha 3 B.V. 2017 Term Loan B1, 5.334%, (US0003M + 3.000%), 01/31/24	$2,648,453	0.3
	6,055,232	Avantor, Inc. 2017 1st Lien Term Loan, 6.076%, (US0001M + 4.000%), 11/21/24	6,130,292	0.7
EUR	995,000	Avantor, Inc. EUR 2017 1st Lien Term Loan, 4.250%, (EUR001M + 4.250%), 11/21/24	1,165,341	0.2
	2,100,000	Composite Resins Holding B.V. 2018 Term Loan B, 6.332%, (US0003M + 4.250%), 08/01/25	2,105,250	0.2
EUR	995,000	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR001M + 3.250%), 09/06/24	1,144,840	0.1
	3,378,050	Diamond (BC) B.V. USD Term Loan, 5.076%, (US0001M + 3.000%), 09/06/24	3,316,823	0.4
	2,210,884	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 08/01/21	2,230,230	0.3
	1,893,939	Emerald Performance Materials, LLC New 2nd Lien Term Loan, 9.956%, (US0001M + 7.750%), 08/01/22	1,904,593	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,193,263	Encapsys, LLC 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 11/07/24	$2,204,229	0.3
EUR	2,000,000	Klockner- Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	2,217,515	0.3
	1,164,352	KMG Chemicals Inc. Term Loan B, 4.826%, (US0001M + 2.750%), 06/15/24	1,170,174	0.1
	1,431,094	Kraton Polymers, LLC 2018 USD Term Loan, 4.576%, (US0001M + 2.500%), 03/05/25	1,436,096	0.2
	2,466,588	MacDermid, Inc. USD Term Loan B6, 5.076%, (US0001M + 3.000%), 06/07/23	2,477,764	0.3
	3,311,273	Plaskolite, Inc. 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 11/03/22	3,311,273	0.4
	749,781	PQ Corporation 2018 Term Loan B, 4.576%, (US0001M + 2.500%), 02/08/25	751,578	0.1
	1,685,000	Schenectady International Group Inc. 2018 1st Lien Term Loan, 6.956%, (US0003M + 4.750%), 08/10/25	1,663,938	0.2
	1,695,000	Solenis International, LP 2018 1st Lien Term Loan, 6.311%, (US0001M + 4.000%), 12/18/23	1,704,195	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
	751,264	Tronox Blocked Borrower LLC Term Loan B, 5.076%, (US0001M + 3.000%), 09/22/24	$754,942	0.1
	1,733,686	Tronox Finance LLC Term Loan B, 5.076%, (US0001M + 3.000%), 09/22/24	1,742,174	0.2
	1,611,167	Univar Inc. 2017 USD Term Loan B, 4.326%, (US0001M + 2.250%), 07/01/24	1,617,881	0.2
	779,113	Venator Materials Corporation Term Loan B, 5.076%, (US0001M + 3.000%), 08/08/24	783,982	0.1
			47,019,462	5.6
		Clothing/Textiles: 0.4%
	3,187,293	Varsity Brands, Inc. 2017 Term Loan B, 5.576%, (US0001M + 3.500%), 12/15/24	3,195,261	0.4
		Containers & Glass Products: 7.0%
EUR	1,000,000	Albea Beauty Holdings S.A 2018 EUR Term Loan, 3.000%, (EUR003M + 3.000%), 04/22/24	1,162,926	0.1
	1,471,313	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.445%, (US0003M + 2.750%), 04/22/24	1,460,278	0.2
	1,220,000	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 6.576%, (US0001M + 4.500%), 07/24/25	1,232,200	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,645,000	Berlin Packaging LLC 2018 1st Lien Term Loan, 5.115%, (US0003M + 3.000%), 11/07/25	$3,647,847	0.4
	3,517,400	BWAY Holding Company 2017 Term Loan B, 5.581%, (US0003M + 3.250%), 04/03/24	3,506,042	0.4
	893,261	Consolidated Container Company LLC 2017 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 05/22/24	896,238	0.1
	2,695,875	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.337%, (US0003M + 3.000%), 12/29/23	2,690,400	0.3
	4,655,000	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.751%, (US0003M + 3.250%), 06/29/25	4,663,728	0.6
EUR	2,781,818	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR001M + 2.750%), 10/29/22	3,222,941	0.4
	1,958,225	Milacron LLC Amended Term Loan B, 4.576%, (US0001M + 2.500%), 09/28/23	1,955,778	0.2
	1,885,000	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.581%, (US0001M + 3.500%), 05/01/25	1,888,926	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Containers & Glass Products (continued)
225,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.831%, (US0001M + 7.750%), 05/01/26	$227,344	0.1
967,688	Plastipak Packaging, Inc. 2018 Term Loan B, 4.580%, (US0001M + 2.500%), 10/14/24	968,050	0.1
2,494,642	Proampac PG Borrower LLC First Lien Term Loan, 5.735%, (US0003M + 3.500%), 11/18/23	2,490,483	0.3
460,000	Proampac PG Borrower LLC Second Lien Term Loan, 10.810%, (US0003M + 8.500%), 11/18/24	466,900	0.1
10,622,249	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.826%, (US0001M + 2.750%), 02/05/23	10,667,511	1.3
2,830,775	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 10/31/24	2,835,197	0.3
4,288,301	SIG Combibloc Group AG, 4.826%, (US0001M + 2.750%), 03/13/22	4,310,279	0.5
5,683,263	Titan Acquisition Limited 2018 Term Loan B, 5.076%, (US0001M + 3.000%), 03/28/25	5,397,326	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
296,678	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 6.080%, (US0003M + 3.750%), 11/30/23	$298,199	0.0
2,944,360	TricorBraun Holdings, Inc. First Lien Term Loan, 6.084%, (US0003M + 3.750%), 11/30/23	2,959,450	0.4
1,274,386	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.326%, (US0001M + 3.250%), 10/17/24	1,273,589	0.2
		58,221,632	7.0
	Cosmetics/Toiletries: 0.7%
2,420,000	Anastasia Parent, LLC 2018 Term Loan B, 5.817%, (US0003M + 3.750%), 08/02/25	2,413,195	0.3
2,118,750	Rodan & Fields, LLC 2018 Term Loan B, 6.063%, (US0001M + 4.000%), 06/06/25	2,139,938	0.2
1,569,150	Wellness Merger Sub, Inc. 1st Lien Term Loan, 7.063%, (US0002M + 4.750%), 06/30/24	1,584,841	0.2
		6,137,974	0.7
	Diversified Financial Services: 0.1%
805,600	Blucora, Inc. 2017 Term Loan B, 5.334%, (US0003M + 3.000%), 05/22/24	811,642	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Drugs: 1.7%
	3,599,293		Alvogen Pharma US, Inc. 2018 Term Loan B, 6.830%, (US0001M + 4.750%), 04/02/22	$3,629,286	0.4
	4,724,139		Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.625%, (US0001M + 3.500%), 05/04/25	4,747,023	0.6
	2,962,519		Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.375%, (US0001M + 4.250%), 04/29/24	2,984,720	0.4
	1,154,860		Horizon Pharma, Inc. 2017 1st Lien Term Loan, 5.375%, (US0001M + 3.250%), 03/29/24	1,160,634	0.1
EUR	219,893		Nidda Healthcare Holding AG EUR Delayed Draw Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	255,938	0.0
EUR	379,538		Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	441,754	0.1
EUR	710,569	(1)	Nidda Healthcare Holding AG EUR Term Loan C, 3.500%, (EUR003M + 3.500%), 08/21/24	826,408	0.1
				14,045,763	1.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Ecological Services & Equipment: 1.4%
	3,222,508	4L Holdings, LLC 1st Lien Term Loan, 6.576%, (US0001M + 4.500%), 05/08/20	$3,168,128	0.4
	5,953,154	ADS Waste Hldgs Inc Term Loan, 4.207%, (US0001W + 2.250%), 11/10/23	5,972,258	0.7
	468,825	Gopher Resource, LLC 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 03/06/25	471,609	0.0
	2,388,000	Wrangler Buyer Corp. Term Loan B, 4.826%, (US0001M + 2.750%), 09/27/24	2,400,312	0.3
			12,012,307	1.4
		Electronics/Electrical: 19.4%
	857,850	ABC Financial Services, Inc. 1st Lien Term Loan, 6.330%, (US0001M + 4.250%), 01/02/25	862,139	0.1
	3,279,017	Aptean, Inc. 2017 1st Lien Term Loan, 6.590%, (US0003M + 4.250%), 12/20/22	3,287,214	0.4
	2,287,741	ASG Technologies Group, Inc. 2018 Term Loan, 5.576%, (US0001M + 3.500%), 07/31/24	2,280,116	0.3
EUR	463,504	Avast Software B.V. 2018 EUR Term Loan B, 2.750%, (EUR003M + 2.750%), 09/30/23	540,141	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	2,925,716	Avast Software B.V. 2018 USD Term Loan B, 4.834%, (US0003M + 2.500%), 09/30/23	$2,940,143	0.3
	3,182,025	Barracuda Networks, Inc. 1st Lien Term Loan, 5.314%, (US0001M + 3.250%), 02/12/25	3,189,980	0.4
	285,000	Barracuda Networks, Inc. 2nd Lien Term Loan, 9.314%, (US0001M + 7.250%), 02/12/26	287,138	0.0
EUR	3,000,000	BMC Software Finance, Inc. 2018 EUR Term Loan B, 4.750%, (EUR003M + 4.750%), 09/01/25	3,511,633	0.4
	7,880,000	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.456%, (US0003M + 4.250%), 09/01/25	7,897,241	1.0
EUR	1,632,286	BMC Software Finance, Inc. EUR 2017 1st Lien Term Loan, 3.750%, (EUR003M + 3.750%), 09/10/22	1,898,524	0.2
	6,935,987	BMC Software Finance, Inc. USD 2017 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 09/10/22	6,946,821	0.8
	1,165,000	Compuware Corporation 2018 Term Loan B, 5.706%, (US0003M + 3.500%), 08/22/25	1,174,223	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,715,000	Dynatrace LLC 2018 1st Lien Term Loan, 5.316%, (US0001M + 3.250%), 08/22/25	$2,730,272	0.3
1,690,000	EagleView Technology Corporation 2018 Add On Term Loan B, 5.567%, (US0001M + 3.500%), 07/30/25	1,691,408	0.2
575,000	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.589%, (US0003M + 4.250%), 06/26/25	572,844	0.1
5,236,780	Epicor Software Corporation 1st Lien Term Loan, 5.330%, (US0001M + 3.250%), 06/01/22	5,246,599	0.6
1,260,475	Exact Merger Sub LLC 1st Lien Term Loan, 6.584%, (US0003M + 4.250%), 09/27/24	1,271,504	0.2
1,442,130	Eze Castle Software Inc. 2017 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 04/06/20	1,447,238	0.2
588,375	Eze Castle Software Inc. New 2nd Lien Term Loan, 8.576%, (US0001M + 6.500%), 04/05/21	591,317	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	6,428,022	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 4.326%, (US0001M + 2.250%), 02/15/24	$6,451,555	0.8
EUR	1,970,150	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	2,291,855	0.3
	2,132,761	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.576%, (US0001M + 3.500%), 12/01/23	2,140,569	0.2
	5,159,066	Hyland Software, Inc. 2017 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 07/01/22	5,195,824	0.6
	4,998,208	Informatica Corporation 2018 USD Term Loan, 5.326%, (US0001M + 3.250%), 08/05/22	5,028,552	0.6
	6,122,771	Kronos Incorporated 2017 Term Loan B, 5.343%, (US0002M + 3.000%), 11/01/23	6,144,556	0.7
	965,000	Lumentum Holdings 2018 1st Lien Term Loan, 4.706%, (US0003M + 2.500%), 08/07/25	969,222	0.1
	755,883	MA FinanceCo., LLC USD Term Loan B3, 4.576%, (US0001M + 2.500%), 06/21/24	750,450	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,590,000	Marketo, Inc. 2018 1st Lien Term Loan, 5.593%, (US0003M + 3.250%), 02/07/25	$1,586,025	0.2
439,941	MaxLinear, Inc. Term Loan B, 4.563%, (US0001M + 2.500%), 05/12/24	440,755	0.1
840,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.573%, (US0001M + 8.500%), 09/29/25	859,950	0.1
6,852,090	McAfee, LLC 2017 USD Term Loan B, 6.573%, (US0001M + 4.500%), 09/30/24	6,915,616	0.8
6,118,141	MH Sub I, LLC 2017 1st Lien Term Loan, 5.827%, (US0001M + 3.750%), 09/13/24	6,148,732	0.7
1,510,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.577%, (US0001M + 7.500%), 09/15/25	1,532,650	0.2
210,000	Navex Global, Inc. 2018 2nd Lien Term Loan, 9.206%, (US0003M + 7.000%), 08/07/26	212,100	0.0
935,000	Navex Global, Inc. 2018 Term Loan B, 5.456%, (US0003M + 3.250%), 08/08/25	934,766	0.1
2,004,395	Optiv Security, Inc. 1st Lien Term Loan, 5.313%, (US0001M + 3.250%), 02/01/24	1,951,779	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
3,355,000	PowerSchool 2018 Term Loan B, 5.332%, (US0001M + 3.250%), 08/01/25	$3,349,759	0.4
5,210,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.572%, (US0003M + 4.250%), 05/16/25	5,196,433	0.6
1,610,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.572%, (US0003M + 8.250%), 05/16/26	1,603,963	0.2
6,413,109	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.348%, (US0003M + 3.000%), 11/03/23	6,389,560	0.8
4,792,135	Riverbed Technology, Inc. 2016 Term Loan, 5.330%, (US0001M + 3.250%), 04/24/22	4,771,170	0.6
973,458	Rovi Solutions Corporation Term Loan B, 4.580%, (US0001M + 2.500%), 07/02/21	972,728	0.1
4,432,500	RP Crown Parent LLC Term Loan B, 4.826%, (US0001M + 2.750%), 10/12/23	4,451,316	0.5
5,104,667	Seattle Spinco, Inc. USD Term Loan B3, 4.576%, (US0001M + 2.500%), 06/21/24	5,067,974	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR006M + 4.000%), 07/18/24	$988,814	0.1
	4,821,719	SkillSoft Corporation 1st Lien Term Loan, 6.826%, (US0001M + 4.750%), 04/28/21	4,675,056	0.6
	5,830,700	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.076%, (US0001M + 3.000%), 02/05/24	5,853,376	0.7
	1,375,000	SonicWALL, Inc. 1st Lien Term Loan, 5.822%, (US0003M + 3.500%), 05/16/25	1,374,571	0.1
	570,000	SonicWALL, Inc. 2nd Lien Term Loan, 9.822%, (US0003M + 7.500%), 05/18/26	567,388	0.1
	1,857,361	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.326%, (US0003M + 2.500%), 04/16/25	1,861,425	0.2
	4,774,709	SS&C Technologies Inc. 2018 Term Loan B3, 4.326%, (US0001M + 2.250%), 04/16/25	4,785,156	0.6
	1,755,000	TriTech Software Systems 2018 Term Loan B, 5.956%, (US0003M + 3.750%), 08/15/25	1,761,878	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
3,667,964	TTM Technologies, Inc. 2017 Term Loan, 4.581%, (US0001M + 2.500%), 09/28/24	$3,679,397	0.5
5,488,787	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.640%, (US0001M + 4.500%), 01/27/23	5,217,778	0.6
1,976,000	Xperi Corporation 2018 Term Loan B1, 4.576%, (US0001M + 2.500%), 12/01/23	1,966,120	0.2
		162,455,313	19.4
	Entertainment: 0.4%
2,883,185	Twin River Management Group, Inc. Term Loan, 5.834%, (US0003M + 3.500%), 07/10/20	2,900,003	0.4
	Financial Intermediaries: 3.6%
1,775,000	Advisor Group, Inc. 2018 Term Loan, 5.956%, (US0003M + 3.750%), 08/15/25	1,788,313	0.2
1,555,000	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.183%, (US0001M + 3.000%), 06/15/25	1,562,192	0.2
2,345,000	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.456%, (US0003M + 3.250%), 08/21/25	2,341,825	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,713,200	Duff & Phelps Corporation 2017 Term Loan B, 5.584%, (US0003M + 3.250%), 02/13/25	$3,724,139	0.5
4,745,000	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.592%, (US0003M + 3.250%), 07/21/25	4,775,249	0.6
560,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.092%, (US0003M + 6.750%), 07/20/26	574,700	0.1
6,843,375	First Eagle Holdings, Inc. 2017 1st Lien Term Loan B, 5.334%, (US0003M + 3.000%), 12/01/22	6,882,724	0.8
1,825,988	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.576%, (US0001M + 2.500%), 07/03/24	1,831,694	0.2
5,286,700	LPL Holdings, Inc. 2017 1st Lien Term Loan B, 4.484%, (US0001M + 2.250%), 09/23/24	5,301,017	0.6
865,606	Priority Payment Systems LLC Term Loan, 7.080%, (US0001M + 5.000%), 01/03/23	877,508	0.1
		29,659,361	3.6
	Food Products: 2.9%
1,260,475	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.843%, (US0003M + 3.500%), 07/07/24	1,272,292	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Products (continued)
	875,000	CH Guenther & Son, Incorporated 2018 Term Loan B, 4.826%, (US0001M + 2.750%), 03/31/25	$877,461	0.1
	2,960,315	Del Monte Foods, Inc. 1st Lien Term Loan, 5.564%, (US0003M + 3.250%), 02/18/21	2,614,944	0.3
	5,630,888	IRB Holding Corp 1st Lien Term Loan, 5.321%, (US0003M + 3.250%), 02/05/25	5,666,582	0.7
	7,194,324	JBS USA, LLC 2017 Term Loan B, 4.835%, (US0003M + 2.500%), 10/30/22	7,198,259	0.9
	1,752,300	NPC International, Inc. 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 04/19/24	1,766,537	0.2
	605,000	NPC International, Inc. 2nd Lien Term Loan, 9.576%, (US0001M + 7.500%), 04/18/25	612,563	0.1
EUR	2,785,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR001M + 3.500%), 07/02/25	3,217,029	0.4
EUR	1,000,000	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 08/27/24	1,159,299	0.1
			24,384,966	2.9
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Service: 2.8%
4,318,413	1011778 B.C. Unlimited Liability Company Term Loan B3, 4.326%, (US0001M + 2.250%), 02/16/24	$4,321,544	0.5
2,154,584	CEC Entertainment Concepts, L.P. Term Loan, 5.326%, (US0001M + 3.250%), 02/14/21	2,035,697	0.2
1,175,000	Del Friscos Restaurant Group, Inc. 2018 Term Loan B, 8.206%, (US0003M + 6.000%), 08/06/25	1,133,875	0.1
2,065,000	Dhanani Group Inc. 2018 Term Loan B, 5.827%, (US0003M + 3.750%), 06/27/25	2,054,675	0.2
1,310,000	Flynn Restaurant Group LP 1st Lien Term Loan, 5.581%, (US0001M + 3.500%), 06/27/25	1,305,906	0.2
570,000	Fogo de Chao Churrascaria Holdings LLC 2018 Term Loan, 6.576%, (US0001M + 4.500%), 04/07/25	572,850	0.1
4,840,255	Golden Nugget, Inc. 2017 Incremental Term Loan B, 4.822%, (US0001M + 2.750%), 10/04/23	4,864,456	0.6
2,235,000	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.065%, (US0001M + 3.000%), 05/23/25	2,221,047	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Service (continued)
723,188	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.327%, (US0001M + 3.250%), 03/14/25	$724,092	0.1
395,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 8.827%, (US0001M + 6.750%), 03/16/26	398,209	0.0
1,922,564	Manitowoc Foodservice, Inc. Term Loan B, 4.826%, (US0001M + 2.750%), 03/03/23	1,937,560	0.2
1,700,738	Tacala, LLC 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 01/31/25	1,707,824	0.2
345,000	Tacala, LLC 2nd Lien Term Loan, 9.076%, (US0001M + 7.000%), 01/30/26	350,391	0.1
		23,628,126	2.8
	Food/Drug Retailers: 2.9%
4,100,371	Albertsons, LLC USD 2017 Term Loan B4, 4.826%, (US0001M + 2.750%), 08/25/21	4,097,488	0.5
4,478,482	Albertsons, LLC USD 2017 Term Loan B6, 5.311%, (US0003M + 3.000%), 06/22/23	4,470,434	0.5
1,492,456	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 09/26/24	1,414,849	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,165,000	Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 9.826%, (US0001M + 7.750%), 09/26/25	$1,039,762	0.1
EUR	1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.500%, (EUR002M + 3.500%), 06/23/25	1,161,766	0.1
	2,797,988	EG Finco Limited 2018 USD Term Loan, 6.334%, (US0003M + 4.000%), 02/07/25	2,806,731	0.3
	523,688	EG Group Limited 2018 USD Term Loan B, 6.267%, (US0003M + 4.000%), 02/07/25	524,124	0.1
	4,085,343	Moran Foods LLC Term Loan, 8.076%, (US0001M + 6.000%), 12/05/23	2,986,386	0.4
	1,950,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 11/15/22	1,911,608	0.2
	1,492,602	Supervalu Inc. 2017 Delayed Draw Term Loan, 5.576%, (US0001M + 3.500%), 06/08/24	1,498,013	0.2
	2,487,670	Supervalu Inc. 2017 Term Loan B, 5.576%, (US0001M + 3.500%), 06/08/24	2,496,688	0.3
			24,407,849	2.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Forest Products: 0.4%
2,865,625	Blount International Inc. USD 2017 Term Loan B, 6.331%, (US0001M + 4.250%), 04/12/23	$2,889,805	0.4
	Health Care: 15.1%
3,968,400	Acadia Healthcare Company, Inc. 2018 Term Loan B4, 4.576%, (US0001M + 2.500%), 02/16/23	3,994,858	0.5
3,640,000	ADMI Corp. 2018 Term Loan B, 5.326%, (US0001M + 3.250%), 04/30/25	3,658,768	0.4
2,085,670	Air Methods Corporation 2017 Term Loan B, 5.834%, (US0003M + 3.500%), 04/21/24	1,913,602	0.2
2,870,161	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.567%, (US0001M + 3.500%), 05/10/23	2,875,543	0.3
5,135,447	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.334%, (US0003M + 3.000%), 01/17/22	5,135,447	0.6
3,825,000	Auris Luxembourg III S.a.r.l. 2018 USD Term Loan B, 5.956%, (US0003M + 3.750%), 07/20/25	3,858,469	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,552,022	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.584%, (US0003M + 3.250%), 09/01/24	$1,550,082	0.2
	2,485,590	Catalent Pharma Solutions Inc. USD Term Loan B, 4.326%, (US0001M + 2.250%), 05/20/24	2,499,184	0.3
	8,269,749	Change Healthcare Holdings LLC 2017 Term Loan B, 4.826%, (US0001M + 2.750%), 03/01/24	8,282,153	1.0
	5,162,832	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.247%, (US0003M + 3.000%), 06/07/23	5,181,387	0.6
EUR	1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 02/28/25	1,165,567	0.1
	603,900	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 5.584%, (US0003M + 3.250%), 06/28/24	603,900	0.1
	2,329,363	Concentra Inc. 2018 1st Lien Term Loan, 4.840%, (US0001M + 2.750%), 06/01/22	2,336,158	0.3
EUR	1,000,000	Constantin Investissement 4 EUR Term Loan B, 3.500%, (EUR001W + 3.500%), 04/22/24	1,163,168	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
347,676	(1)	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 5.826%, (US0001M + 3.750%), 06/06/25	$349,414	0.0
1,390,703		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 5.826%, (US0001M + 3.750%), 06/06/25	1,397,657	0.2
749,250		Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.580%, (US0001M + 4.500%), 12/20/24	754,401	0.1
2,119,124		Envision Healthcare Corp Term Loan B, 5.080%, (US0001M + 3.000%), 12/01/23	2,121,332	0.3
3,893,583		ExamWorks Group, Inc. 2017 Term Loan, 5.326%, (US0001M + 3.250%), 07/27/23	3,924,813	0.5
7,722,256		Global Medical Response, Inc. 2018 Term Loan B1, 5.321%, (US0001M + 3.250%), 04/28/22	7,589,047	0.9
1,669,917		Greenway Health, LLC 2017 1st Lien Term Loan, 6.080%, (US0003M + 3.750%), 02/14/24	1,673,049	0.2
2,365,050		Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 4.207%, (US0001W + 2.250%), 01/31/25	2,376,506	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,665,000	Inovalon Holdings, Inc. 2018 Term Loan B, 5.625%, (US0001M + 3.500%), 04/02/25	$2,640,570	0.3
4,380,688	Jaguar Holding Company II 2018 Term Loan, 4.576%, (US0001M + 2.500%), 08/18/22	4,381,297	0.5
1,296,875	Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.584%, (US0003M + 3.250%), 02/02/24	1,303,684	0.2
1,130,000	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.206%, (US0003M + 6.000%), 09/27/24	1,100,337	0.1
2,869,510	MPH Acquisition Holdings LLC 2016 Term Loan B, 5.084%, (US0003M + 2.750%), 06/07/23	2,870,405	0.3
1,956,500	nThrive, Inc. 2016 1st Lien Term Loan, 6.576%, (US0001M + 4.500%), 10/20/22	1,963,837	0.2
1,395,000	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.316%, (US0001M + 3.250%), 06/30/25	1,396,198	0.2
4,621,080	Parexel International Corporation Term Loan B, 4.826%, (US0001M + 2.750%), 09/27/24	4,622,522	0.6
2,064,865	Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 4.827%, (US0001M + 2.750%), 02/14/25	2,027,439	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
100,000		Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.327%, (US0001M + 6.250%), 02/13/26	$100,000	0.0
608,835	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.085%, (US0003M + 2.750%), 02/14/25	597,800	0.1
2,910,213		PharMerica Corporation 1st Lien Term Loan, 5.567%, (US0001M + 3.500%), 12/06/24	2,933,858	0.3
1,132,750		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 10/23/23	1,136,762	0.1
101,124		Press Ganey Holdings, Inc. 2nd Lien Term Loan, 8.576%, (US0001M + 6.500%), 10/21/24	102,136	0.0
2,675,377		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.625%, (US0003M + 5.500%), 02/22/24	2,688,754	0.3
3,332,812		Select Medical Corporation 2017 Term Loan B, 4.821%, (US0001M + 2.750%), 03/01/21	3,359,168	0.4
5,780,467		Sotera Health Holdings, LLC 2017 Term Loan, 5.334%, (US0003M + 3.000%), 05/15/22	5,803,589	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,828,625	Surgery Center Holdings, Inc. 2017 Term Loan B, 5.570%, (US0003M + 3.250%), 09/02/24	$3,829,222	0.5
3,174,813	Team Health Holdings, Inc. 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 02/06/24	3,046,496	0.4
930,600	Tecomet Inc. 2017 Repriced Term Loan, 5.580%, (US0001M + 3.500%), 05/01/24	934,380	0.1
2,013,083	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.076%, (US0001M + 3.000%), 06/23/24	2,021,260	0.2
6,442,803	U.S. Renal Care, Inc. 2015 Term Loan B, 6.584%, (US0003M + 4.250%), 12/31/22	6,303,207	0.8
4,745,447	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.081%, (US0001M + 3.000%), 06/01/25	4,767,693	0.6
638,150	Vizient, Inc. 1st Lien Term Loan B, 4.826%, (US0001M + 2.750%), 02/13/23	639,246	0.1
965,150	Wink Holdco, Inc 1st Lien Term Loan B, 5.076%, (US0001M + 3.000%), 12/02/24	964,849	0.1
575,000	Wink Holdco, Inc 2nd Lien Term Loan B, 8.830%, (US0001M + 6.750%), 11/03/25	573,562	0.1
		126,512,776	15.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Healthcare — Products: 0.1%
	1,089,440	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 08/30/24	$1,089,576	0.1
		Home Furnishings: 0.6%
	1,008,088	Global Appliance Inc. Term Loan B, 6.080%, (US0001M + 4.000%), 09/29/24	1,006,198	0.1
	2,844,282	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 05/02/22	2,856,282	0.4
	1,043,815	Serta Simmons Bedding, LLC 1st Lien Term Loan, 5.579%, (US0001M + 3.500%), 11/08/23	896,701	0.1
			4,759,181	0.6
		Industrial Equipment: 2.9%
	1,850,721	Accudyne Industries, LLC 2017 Term Loan, 5.076%, (US0001M + 3.000%), 08/18/24	1,857,826	0.2
EUR	1,000,000	Averys 2018 EUR 1st Lien Term Loan B, 3.750%, (EUR003M + 3.750%), 08/07/25	1,163,833	0.1
	6,180,494	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.313%, (US0003M + 4.000%), 11/30/23	6,199,808	0.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,638,227	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.076%, (US0001M + 3.000%), 12/20/24	$1,648,977	0.2
	1,088,576	ExGen Renewables IV, LLC Term Loan B, 5.320%, (US0003M + 3.000%), 11/28/24	1,094,019	0.1
	1,216,950	Filtration Group Corporation 2018 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 03/29/25	1,222,926	0.2
EUR	3,970,000	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.000%), 07/30/24	4,625,458	0.6
	2,860,265	Gardner Denver, Inc. 2017 USD Term Loan B, 4.826%, (US0001M + 2.750%), 07/30/24	2,874,789	0.3
	1,248,943	Kenan Advantage Group, Inc. 2015 Term Loan, 5.076%, (US0001M + 3.000%), 07/31/22	1,245,820	0.2
	379,803	Kenan Advantage Group, Inc. CAD Term Loan B, 5.076%, (US0001M + 3.000%), 07/31/22	378,854	0.0
	743,138	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 5.625%, (US0001M + 3.500%), 02/28/25	738,028	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Industrial Equipment (continued)
588,525	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.090%, (US0003M + 3.000%), 02/01/25	$583,621	0.1
265,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 8.840%, (US0001M + 6.750%), 02/01/26	265,166	0.0
450,000	Shape Technologies Group, Inc. Term Loan, 5.134%, (US0006M + 3.000%), 04/21/25	450,281	0.1
		24,349,406	2.9
	Insurance: 7.4%
6,930,163	Acrisure, LLC 2017 Term Loan B, 6.592%, (US0003M + 4.250%), 11/22/23	6,959,616	0.8
1,740,000	Acrisure, LLC 2018 Term Loan B, 6.086%, (US0003M + 3.750%), 11/22/23	1,745,060	0.2
710,000	Alera Group Holdings, Inc. 2018 Term Loan B, 6.576%, (US0001M + 4.500%), 07/25/25	716,212	0.1
6,812,540	Alliant Holdings I, Inc. 2018 Term Loan B, 5.067%, (US0001M + 3.000%), 05/09/25	6,820,661	0.8
3,841,500	AmWINS Group, Inc. 2017 Term Loan B, 4.827%, (US0001M + 2.750%), 01/25/24	3,850,036	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,615,238	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.334%, (US0003M + 3.000%), 09/19/24	$2,629,948	0.3
650,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.334%, (US0003M + 7.000%), 09/19/25	673,156	0.1
5,371,016	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.326%, (US0001M + 3.250%), 10/22/24	5,377,729	0.6
2,336,400	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.080%, (US0001M + 3.000%), 04/27/24	2,338,737	0.3
190,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 8.826%, (US0001M + 6.750%), 04/27/25	191,959	0.0
955,000	Cetera Financial Group, Inc. 2018 Term Loan, 6.456%, (US0003M + 4.250%), 08/15/25	959,775	0.1
751,021	CH Hold Corp. 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 02/01/24	755,011	0.1
6,510,000	Hub International Limited 2018 Term Loan B, 5.335%, (US0003M + 3.000%), 04/25/25	6,510,443	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Insurance (continued)
4,629,500	NFP Corp. Term Loan B, 5.076%, (US0001M + 3.000%), 01/08/24	$4,629,018	0.6
3,234,909	Sedgwick, Inc. 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 03/01/21	3,231,118	0.4
5,900,000	Sedgwick, Inc. 2nd Lien Term Loan, 7.880%, (US0001M + 5.750%), 02/28/22	5,931,341	0.7
3,409,238	USI, Inc. 2017 Repriced Term Loan, 5.334%, (US0003M + 3.000%), 05/16/24	3,405,685	0.4
4,340,000	Vertafore, Inc. 2018 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 07/02/25	4,338,646	0.5
1,070,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.326%, (US0001M + 7.250%), 07/02/26	1,072,229	0.1
		62,136,380	7.4
	Internet: 0.4%
2,845,000	Shutterfly, Inc., 4.830%, (US0001M + 2.750%), 08/17/24	2,856,024	0.4
	Leisure Good/Activities/Movies: 6.5%
3,150,000	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.576%, (US0001M + 3.500%), 05/24/25	3,179,531	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,585,000	Airxcel, Inc. 2018 1st Lien Term Loan, 6.576%, (US0001M + 4.500%), 04/25/25	$1,585,991	0.2
	460,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.826%, (US0001M + 8.750%), 04/27/26	445,050	0.1
	1,679,445	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.084%, (US0003M + 2.750%), 09/18/24	1,667,198	0.2
	4,753,088	Crown Finance US, Inc. 2018 USD Term Loan, 4.576%, (US0001M + 2.500%), 02/28/25	4,740,877	0.6
	3,552,587	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.576%, (US0001M + 2.500%), 02/01/24	3,531,491	0.4
	4,147,658	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 03/08/24	4,170,988	0.5
	1,045,306	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 9.076%, (US0001M + 7.000%), 09/06/24	1,071,874	0.1
	5,680,858	Fitness International, LLC 2018 Term Loan B, 5.468%, (US0001M + 3.250%), 04/18/25	5,704,292	0.7
EUR	1,000,000	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,159,299	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
EUR	2,010,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	$2,329,169	0.3
EUR	2,000,000	GVC Holdings PLC 2018 EUR Term Loan, 2.750%, (EUR003M + 2.750%), 03/29/24	2,320,532	0.3
	1,620,938	GVC Holdings PLC 2018 USD Term Loan, 4.576%, (US0001M + 2.500%), 03/29/24	1,625,243	0.2
EUR	1,000,000	International Park Holdings B.V. EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 06/13/24	1,162,491	0.1
	3,215,081	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.580%, (US0001M + 3.500%), 07/03/24	3,241,204	0.4
	4,317,689	LTF Merger Sub, Inc. 2017 Term Loan B, 5.062%, (US0003M + 2.750%), 06/10/22	4,323,984	0.5
EUR	1,313,072	NEP Europe Finco B.V. EUR Incremental Term Loan, 3.750%, (EUR003M + 3.000%), 01/03/24	1,537,167	0.2
	1,469,499	NEP/NCP Holdco, Inc. 2017 2nd Lien Term Loan, 9.067%, (US0001M + 7.000%), 01/23/23	1,476,847	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,673,896	NEP/NCP Holdco, Inc. Incremental Term Loan, 5.326%, (US0001M + 3.250%), 07/21/22	$4,673,896	0.5
	835,504	SRAM, LLC 2018 Term Loan B, 4.958%, (US0002M + 2.750%), 03/15/24	839,410	0.1
EUR	1,000,000	Stage Entertainment B.V. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 08/02/24	1,165,973	0.1
	1,092,000	Winnebago Industries, Inc. 2017 Term Loan, 5.738%, (US0003M + 3.500%), 11/08/23	1,097,460	0.1
	1,545,000	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.326%, (US0001M + 2.250%), 07/02/25	1,549,507	0.2
			54,599,474	6.5
		Lodging & Casinos: 5.0%
	544,500	Belmond Interfin Ltd. Dollar Term Loan, 4.826%, (US0001M + 2.750%), 07/03/24	545,181	0.1
	7,820,700	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.826%, (US0001M + 2.750%), 12/22/24	7,854,915	0.9
	528,494	CBAC Borrower, LLC 2017 Term Loan B, 6.076%, (US0001M + 4.000%), 07/05/24	531,400	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Lodging & Casinos (continued)
2,697,750	CityCenter Holdings, LLC 2017 Term Loan B, 4.326%, (US0001M + 2.250%), 04/18/24	$2,699,919	0.3
2,618,550	Everi Payments Inc. Term Loan B, 5.076%, (US0001M + 3.000%), 05/09/24	2,637,207	0.3
3,119,325	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.080%, (US0001M + 3.000%), 10/20/24	3,130,944	0.4
870,000	Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 9.070%, (US0001M + 7.000%), 10/20/25	881,963	0.1
8,699,066	Scientific Games International, Inc. 2018 Term Loan B5, 4.826%, (US0001M + 2.750%), 08/14/24	8,688,967	1.0
9,275,000	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.831%, (US0003M + 3.500%), 07/10/25	9,356,156	1.1
5,746,699	Station Casinos LLC 2016 Term Loan B, 4.580%, (US0001M + 2.500%), 06/08/23	5,769,313	0.7
		42,095,965	5.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Nonferrous Metals/Minerals: 0.9%
6,375,000	Covia Holdings Corporation Term Loan, 6.050%, (US0003M + 3.750%), 06/01/25	$6,315,234	0.8
1,291,750	U.S. Silica Company 2018 Term Loan B, 6.125%, (US0001M + 4.000%), 05/01/25	1,291,589	0.1
		7,606,823	0.9
	Oil & Gas: 1.7%
1,110,000	Brazos Delaware II, LLC Term Loan B, 6.077%, (US0001M + 4.000%), 05/21/25	1,102,369	0.1
648,574	Crestwood Holdings LLC 2018 Term Loan B, 9.570%, (US0001M + 7.500%), 03/06/23	651,006	0.1
1,553,669	FTS International, Inc. New Term Loan B, 6.826%, (US0001M + 4.750%), 04/16/21	1,557,877	0.2
1,397,975	Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.570%, (US0001M + 4.500%), 12/23/24	1,406,712	0.2
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.508%, (US0006M + 6.000%), 07/03/23	1,888,427	0.2
1,999,988	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.076%, (US0001M + 5.000%), 05/10/25	2,024,571	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Oil & Gas (continued)
2,691,475	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 10/30/24	$2,672,411	0.3
796,438	MEG Energy Corp. 2017 Term Loan B, 5.575%, (US0001M + 3.500%), 12/31/23	798,933	0.1
1,761,150	Navitas Midstream Midland Basin, LLC Term Loan B, 6.577%, (US0001M + 4.500%), 12/13/24	1,745,740	0.2
		13,848,046	1.7
	Publishing: 0.9%
3,268,547	Meredith Corporation Term Loan B, 5.076%, (US0001M + 3.000%), 01/31/25	3,282,847	0.4
2,090,379	Merrill Communications, LLC 2015 Term Loan, 7.592%, (US0003M + 5.250%), 06/01/22	2,111,283	0.2
1,950,510	Tribune Media Company Term Loan C, 5.076%, (US0001M + 3.000%), 01/27/24	1,957,809	0.3
236,728	Tribune Media Company Term Loan, 5.076%, (US0001M + 3.000%), 12/27/20	237,467	0.0
		7,589,406	0.9
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Radio & Television: 2.7%
2,750,922	A-L Parent LLC 2016 1st Lien Term Loan, 5.330%, (US0001M + 3.250%), 12/01/23	$2,774,993	0.3
92,314	A-L Parent LLC 2017 1st Lien Term Loan, 5.456%, (US0003M + 3.250%), 12/01/23	92,919	0.0
3,261,231	CBS Radio Inc. 2017 Term Loan B, 4.816%, (US0001M + 2.750%), 11/17/24	3,236,745	0.4
3,601,248	Cumulus Media New Holdings Inc. Exit Term Loan, 6.580%, (US0001M + 4.500%), 05/15/22	3,549,030	0.4
2,154,600	Lions Gate Capital Holdings LLC 2018 Term Loan B, 4.315%, (US0001M + 2.250%), 03/24/25	2,155,947	0.3
409,779	Mission Broadcasting, Inc. 2017 Term Loan B2, 4.582%, (US0003M + 2.500%), 01/17/24	411,188	0.0
3,011,256	Nexstar Broadcasting, Inc. 2017 Term Loan B2, 4.582%, (US0003M + 2.500%), 01/17/24	3,025,056	0.4
7,967,100	Univision Communications Inc. Term Loan C5, 4.826%, (US0001M + 2.750%), 03/15/24	7,670,820	0.9
		22,916,698	2.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug): 7.1%
1,224,042	Abercrombie & Fitch Management Co. 2018 Term Loan B, 5.570%, (US0001M + 3.500%), 08/07/21	$1,228,250	0.1
1,487,652	Academy, Ltd. 2015 Term Loan B, 6.082%, (US0003M + 4.000%), 07/01/22	1,229,438	0.2
3,019,560	Ascena Retail Group, Inc. 2015 Term Loan B, 6.625%, (US0001M + 4.500%), 08/21/22	2,834,612	0.3
1,985,000	Bass Pro Group, LLC Term Loan B, 7.076%, (US0001M + 5.000%), 09/25/24	2,004,106	0.2
4,378,642	Belk, Inc. Term Loan B 1L, 6.813%, (US0001M + 4.750%), 12/12/22	3,835,690	0.5
5,765,109	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.067%, (US0001M + 3.000%), 02/03/24	5,781,320	0.7
2,696,172	General Nutrition Centers, Inc. 2018 Term Loan B, 10.830%, (US0001M + 8.750%), 03/04/21	2,598,436	0.3
634,233	General Nutrition Centers, Inc. FILO Term Loan, 9.080%, (US0001M + 7.000%), 12/31/22	655,638	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	5,386,346	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 4.576%, (US0001M + 2.500%), 08/18/23	$5,387,019	0.6
	4,683,234	Jo-Ann Stores, Inc. 2016 Term Loan, 7.347%, (US0003M + 5.000%), 10/20/23	4,702,258	0.5
	545,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.319%, (US0001M + 9.250%), 05/21/24	540,231	0.1
	5,191,204	Leslies Poolmart, Inc. 2016 Term Loan, 5.695%, (US0002M + 3.500%), 08/16/23	5,196,883	0.6
	4,502,731	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.582%, (US0001M + 3.500%), 04/09/25	4,539,316	0.5
	515,335	National Vision, Inc. 2017 Repriced Term Loan, 4.826%, (US0001M + 2.750%), 11/20/24	516,817	0.1
	4,173,164	Neiman Marcus Group, Inc. (The) 2020 Term Loan B, 5.330%, (US0001M + 3.250%), 10/25/20	3,888,867	0.5
	2,086,448	Party City Holdings Inc. 2018 Term Loan B, 5.053%, (US0001M + 2.750%), 08/19/22	2,097,944	0.3
EUR	3,909,551	Peer Holding III B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 03/08/25	4,473,181	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug) (continued)
5,655,000	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.592%, (US0003M + 3.250%), 01/26/23	$4,164,907	0.5
4,605,080	PetSmart, Inc., 5.090%, (US0001M + 3.000%), 03/11/22	3,951,324	0.5
		59,626,237	7.1
	Steel: 0.5%
4,165,000	GrafTech Finance, Inc. 2018 Term Loan B, 5.576%, (US0001M + 3.500%), 02/12/25	4,198,841	0.5
	Surface Transport: 1.3%
735,688	AI Mistral Holdco Limited 2017 Term Loan B, 5.076%, (US0001M + 3.000%), 03/09/24	731,549	0.1
4,751,125	Navistar International Corporation 2017 1st Lien Term Loan B, 5.580%, (US0001M + 3.500%), 11/06/24	4,768,942	0.6
987,740	OSG Bulk Ships, Inc OBS Term Loan, 6.591%, (US0003M + 4.250%), 08/05/19	977,863	0.1
1,632,589	PODS, LLC 2018 1st Lien Term Loan, 4.821%, (US0001M + 2.750%), 12/06/24	1,638,507	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,037,679	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.582%, (US0001M + 4.500%), 08/01/25	$3,067,582	0.3
		11,184,443	1.3
	Telecommunications: 8.0%
2,710,638	Altice Financing SA 2017 USD Term Loan B, 4.814%, (US0001M + 2.750%), 07/15/25	2,639,906	0.3
1,955,225	Altice Financing SA USD 2017 1st Lien Term Loan, 4.814%, (US0001M + 2.750%), 01/31/26	1,892,290	0.2
2,215,000	Asurion LLC 2017 2nd Lien Term Loan, 8.576%, (US0001M + 6.500%), 08/04/25	2,286,987	0.3
6,275,164	Asurion LLC 2017 Term Loan B4, 5.076%, (US0001M + 3.000%), 08/04/22	6,312,426	0.7
5,562,983	Asurion LLC 2018 Term Loan B6, 5.076%, (US0001M + 3.000%), 11/03/23	5,583,266	0.7
4,250,000	Asurion LLC 2018 Term Loan B7, 5.076%, (US0001M + 3.000%), 11/03/24	4,265,177	0.5
5,373,025	Avaya, Inc. 2018 Term Loan B, 6.313%, (US0001M + 4.250%), 12/15/24	5,417,938	0.7
7,890,400	CenturyLink, Inc. 2017 Term Loan B, 4.826%, (US0001M + 2.750%), 01/31/25	7,809,034	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
	1,965,389	Communications Sales & Leasing, Inc. 2017 Term Loan B, 5.076%, (US0001M + 3.000%), 10/24/22	$1,887,375	0.2
	2,160,417	Consolidated Communications, Inc. 2016 Term Loan B, 5.080%, (US0001M + 3.000%), 10/04/23	2,129,091	0.3
	1,491,593	Global Tel*Link Corporation 1st Lien Term Loan, 6.334%, (US0003M + 4.000%), 05/23/20	1,502,003	0.2
	1,700,000	Global Tel*Link Corporation 2nd Lien Term Loan, 10.584%, (US0003M + 8.250%), 11/23/20	1,708,500	0.2
EUR	1,000,000	GTT Communications, Inc. 2018 EUR Term Loan, 3.250%, (EUR001M + 3.250%), 05/31/25	1,148,417	0.1
	2,284,275	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.076%, (US0001M + 3.000%), 11/15/24	2,292,841	0.3
	982,525	Numericable Group SA USD Term Loan B12, 5.751%, (US0001M + 3.688%), 01/31/26	948,546	0.1
	2,249,074	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.576%, (US0001M + 4.500%), 11/01/24	2,253,759	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	600,000	Securus Technologies Holdings, Inc. 2018 Delayed Draw Term Loan, 6.706%, (US0003M + 4.500%), 11/01/24	$601,250	0.1
	1,845,000	Speedcast International Limited Term Loan B, 5.001%, (US0003M + 2.500%), 05/02/25	1,838,851	0.2
	5,090,563	Sprint Communications, Inc. 1st Lien Term Loan B, 4.625%, (US0001M + 2.500%), 02/02/24	5,099,048	0.6
	3,658,338	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 7.067%, (US0001M + 5.000%), 03/09/23	3,637,302	0.5
	935,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 11.067%, (US0001M + 9.000%), 03/11/24	911,625	0.1
	2,686,660	Telenet Financing USD LLC USD Term Loan AN, 4.313%, (US0001M + 2.250%), 08/15/26	2,658,114	0.3
EUR	500,000	Telenet International Finance S.a.r.l. EUR Term Loan AO, 2.500%, (EUR006M + 2.500%), 12/15/27	575,569	0.1
	1,563,283	Windstream Corporation Repriced Term Loan B6, 6.060%, (US0001M + 4.000%), 03/29/21	1,461,670	0.2
			66,860,985	8.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Utilities: 1.7%
4,975,000	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.576%, (US0001M + 2.500%), 01/15/25	$4,985,363	0.6
986,802	Helix Gen Funding, LLC Term Loan B, 5.826%, (US0001M + 3.750%), 06/02/24	954,423	0.1
2,376,500	Longview Power LLC Term Loan B, 8.350%, (US0003M + 6.000%), 04/13/21	2,036,363	0.3
826,295	Middle River Power LLC Term Loan B, 9.334%, (US0003M + 7.000%), 10/18/22	813,901	0.1
1,889,536	Nautilus Power, LLC Term Loan B, 6.326%, (US0001M + 4.250%), 05/16/24	1,899,771	0.2
1,889,125	Southeast PowerGen, LLC Term Loan B, 5.580%, (US0001M + 3.500%), 12/02/21	1,799,392	0.2
1,927,086	TPF II Power, LLC Term Loan B, 5.826%, (US0001M + 3.750%), 10/02/23	1,931,303	0.2
		14,420,516	1.7
	Total Senior Loans (Cost $1,224,549,399)	1,218,522,427	145.6
Shares				Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.3%
46,262	(2)		Cumulus Media, Inc. Class-A	$966,876	0.1
40,950	(2)		Everyware Global, Inc.	158,681	0.0
4,398	(2)		Harvey Gulf International Marine LLC	202,308	0.1
19,651	(2)		Harvey Gulf International Marine LLC - Warrants	903,946	0.1
205,396	(2)		Longview Power LLC	139,053	0.0
75,853	(2)		Millennium Health, LLC	759	0.0
—	(2	),(3)	Millennium Health, LLC Corporate Claims Trust	—	0.0
407	(2)		Southcross Holdings GP LLC	—	0.0
407	(2)		Southcross Holdings LP Class A	86,487	0.0
			Total Equities and Other Assets (Cost $5,210,738)	2,458,110	0.3
			Total Investments (Cost $1,229,760,137)	$1,220,980,537	145.9
			Liabilities in Excess of Other Assets	(383,944,388)	(45.9)
			Net Assets	$837,036,149	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 7 for additional details.

(2)  Non-income producing security.

(3)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR001M  1-month EURIBOR

EUR001W  1-week EURIBOR

EUR002M  2-month EURIBOR

EUR003M  3-month EURIBOR

US0001M  1-month LIBOR

US0001W  1-week LIBOR

US0002M  2-month LIBOR

US0003M  3-month LIBOR

US0006M  6-month LIBOR

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Senior Loans	$—	$1,218,522,427	$—	$1,218,522,427
Equities and Other Assets	966,876	1,491,234	—	2,458,110
Total Investments, at fair value	$966,876	$1,220,013,661	$—	$1,220,980,537
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$742,430	$—	$742,430
Total Assets	$966,876	$1,220,756,091	$—	$1,221,722,967

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2018, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	71,298,423	EUR	60,755,000	State Street Bank & Trust Co.	09/12/18	$742,430
						$742,430

Currency Abbreviations

EUR  —  EU Euro

USD  —  United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$742,430
Total Asset Derivatives		$742,430

The effect of derivative instruments on the Trust's Statement of Operations for the period ended August 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$3,726,872
Total	$3,726,872
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$79,014
Total	$79,014

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2018:

State Street Bank & Trust Co.
Assets:
Forward foreign currency contracts	$742,430
Total Assets	$742,430
Net OTC derivative instruments by counterparty, at fair value	$742,430
Total collateral pledged by the Trust/(Received from counterparty)	$—
Net Exposure(1)	$742,430

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,231,956,054.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,872,897
Gross Unrealized Depreciation	(14,890,610)
Net Unrealized Depreciation	$(8,017,713)

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1  To elect 11 nominees to the Board of Trustees of Voya Prime Rate Trust.

An annual shareholder meeting of Voya Prime Rate Trust was held July 10, 2018, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Prime Rate Trust
Colleen D. Baldwin	1	*	128,811,386.341	4,299,924.919	0.000	0.000	133,111,311.260
John V. Boyer	1	*	128,246,865.278	4,864,445.982	0.000	0.000	133,111,311.260
Patricia W. Chadwick	1	*	128,699,427.544	4,411,883.716	0.000	0.000	133,111,311.260
Martin J. Gavin	1	*	128,826,797.678	4,284,513.582	0.000	0.000	133,111,311.260
Russell H. Jones	1	*	128,705,058.122	4,406,253.138	0.000	0.000	133,111,311.260
Patrick W. Kenny	1	*	128,120,117.122	4,991,194.138	0.000	0.000	133,111,311.260
Joseph E. Obermeyer	1	*	128,887,435.678	4,223,875.582	0.000	0.000	133,111,311.260
Sheryl K. Pressler	1	*	128,813,378.975	4,297,932.285	0.000	0.000	133,111,311.260
Christopher P. Sullivan	1	*	128,857,933.678	4,253,377.582	0.000	0.000	133,111,311.260
Roger B. Vincent	1	*	128,120,842.553	4,990,468.707	0.000	0.000	133,111,311.260
Dina Santoro	1	*	129,405,033.544	3,706,277.716	0.000	0.000	133,111,311.260

*  Proposal Passed

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER REINVESTMENT PROGRAM

The following is a summary of the Program. Shareholders are advised to review a fuller explanation of the Program contained in the Trust's statement of additional information.

Common Shares are offered by the Trust through the Program. The Program allows participating shareholders to reinvest all dividends ("Dividends") in additional Common Shares of the Trust and also allows participants to purchase additional Common Shares through optional cash investments in amounts ranging from a minimum of $100 to a maximum of $100,000 per month.

The Trust and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

Common Shares will be issued by the Trust under the Program when the Trust's Common Shares are trading at a premium to NAV. If the Trust's Common Shares are trading at a discount to NAV, Common Shares issued under the Program will be purchased on the open market. Common Shares issued under the Program directly from the Trust will be acquired at the greater of: (i) NAV at the close of business on the day preceding the relevant investment date; or (ii) the average of the daily market price of the Common Shares during the pricing period minus a discount of 5% for reinvested Dividends and 0% to 5% for optional cash investments. Common Shares issued under the Program, when shares are trading at a discount to NAV, will be purchased in the market by the transfer agent at market price. Shares issued by the Trust under the Program will be issued without a fee or a commission.

Shareholders may elect to participate in the Program by telephoning the Trust or submitting a completed participation form to the transfer agent, the Program administrator. The transfer agent will credit to each participant's account funds it receives from: (i) Dividends paid on Trust shares registered in the participant's name; and (ii) optional cash investments. The Transfer Agent will apply all Dividends and optional cash investments received to purchase Common Shares as soon as practicable beginning on the relevant investment date (as described below) and not later than six business days after the relevant investment date, except when necessary to comply with applicable provisions of the federal securities laws. For more information on the Trust's distribution policy, please see the Trust's prospectus.

In order for participants to purchase shares through the Program in any month, the Program administrator must receive from the participant any optional cash investment by the relevant investment date. The relevant investment date will be set in advance by the Trust, upon which optional cash investments are first applied by the Transfer Agent to the purchase of Common Shares. Participants may obtain a schedule of relevant dates, including investments dates, the dates by which optional cash investment payments must be received and the dates in which shares will be paid, by calling Voya's Shareholder Services Department at 1-800-336-3436.

Participants will pay a pro rata share of brokerage commissions with respect to the Transfer Agent's open market purchases in connection with the reinvestment of Dividends or purchases made with optional cash investments.

The Program is intended for the benefit of investors in the Trust. The Trust reserves the right to exclude from participation, at any time: (i) persons or entities who attempt to circumvent the Program's standard $100,000 maximum by accumulating accounts over which they have control; or (ii) any other persons or entities as determined in the sole discretion of the Trust.

Currently, persons who are not shareholders of the Trust may not participate in the Program. The Board may elect to change this policy at a future date and permit non-shareholders to participate in the Program. Shareholders may request to receive their Dividends in cash at any time by giving the Transfer Agent written notice or by contacting the Trust's Shareholder Services Department at 1-800-336-3436. Shareholders may elect to close their account at any time by giving the Transfer Agent written notice. When a participant closes their account, the participant, upon request, will receive a certificate for full

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares in the account. Fractional Common Shares will be held and aggregated with other fractional Common Shares being liquidated by the Transfer Agent as agent of the Program and paid for by check when actually sold.

The automatic reinvestment of Dividends does not affect the tax characterization of the Dividends (i.e., capital gain distributions and income distributions are realized and subject to tax even though cash is not received). A shareholder whose Dividends are reinvested in shares under the Program will be treated as having received a dividend equal to either (i) if shares are issued under the Program directly by the Trust, generally the fair market value of the shares issued to the shareholder or (ii) if reinvestment is made through open market purchases, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. If a shareholder purchases additional shares for cash at a discount, the shareholder's basis in the shares will be the price he or she paid.

Additional information about the Program may be obtained by contacting the Trust's Shareholder Services Department at 1-800-336-3436.

KEY FINANCIAL DATES — CALENDAR 2018 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2018	February 9, 2018	February 23, 2018
February 28, 2018	March 9, 2018	March 22, 2018
March 29, 2018	April 9, 2018	April 23, 2018
April 30, 2018	May 9, 2018	May 22, 2018
May 31, 2018	June 8, 2018	June 22, 2018
June 29, 2018	July 9, 2018	July 23, 2018
July 31, 2018	August 9, 2018	August 22, 2018
August 31, 2018	September 7, 2018	September 24, 2018
September 28, 2018	October 9, 2018	October 22, 2018
October 31, 2018	November 9, 2018	November 23, 2018
November 30, 2018	December 7, 2018	December 24, 2018
December 19, 2018	December 28, 2018	January 11, 2019

Record date will be one business day after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

STOCK DATA

The Trust's Common Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's CUSIP number is 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

NUMBER OF SHAREHOLDERS

The number of record holders of common stock as of August 31, 2018 was 2,311 which does not include approximately 34,832 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on August 6, 2018 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800)-992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

163324

(0818-102418)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Prime Rate Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: November 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: November 8, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 8, 2018